NET LOSS PER COMMON SHARE - Computation of diluted net loss per share (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Numerator [Abstract]
Loss from continuing operations	$ (1,987,728)	$ (14,530,815)	$ (5,044,226)	$ (40,463,749)	$ (49,052,749)	$ (21,469,563)	$ (61,524,199)	$ (66,568,425)
Loss from discontinued operations		$ (124)		$ (50,298)	$ (50,298)	$ (3,088,373)	$ 802,367	$ 802,367
Denominator for basic and diluted loss per share (weighted average shares)	273,292,023	208,433,252	271,700,310	180,593,498	219,530,283	70,372,421	242,840,594	217,215,254
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.22)	$ (0.22)	$ (0.31)	$ (0.25)	$ (0.31)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0.00	$ 0.00